Contingencies and Commitments - Summary of Credit Lines Provided By Financial Institutions (Details) - 12 months ended Dec. 31, 2022
₱ in Thousands, € in Thousands, ₨ in Thousands, ر.س in Thousands, د.إ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩)	PHP (₱)	USD ($)	EUR (€)	JPY (¥)	INR (₨)	SAR (ر.س)	MXN ($)	AED (د.إ)
Commitments on Bank-overdraft
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank and others
Credit limit | ₩	₩ 1,910,500
Used amount | ₩	₩ 53,416
Limit amount available for CP
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit limit | ₩	₩ 3,250,000
Used amount | ₩	₩ 3,250,000
General loan, etc.
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit limit | ₩	₩ 3,000,000
Used amount | ₩	₩ 3,000,000
Limit amount available for card
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit limit | ₩	₩ 47,424
Used amount | ₩	₩ 2,615
Limit amount available for card
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Banco de Oro
Credit limit | ₱		₱ 5,000
Used amount | ₱		₱ 3,000
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Korea Development Bank and others
Credit limit | ₩	₩ 2,023,728
Used amount | ₩	₩ 1,369,694
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	DBS Bank Ltd and others
Credit limit			$ 1,385,000
Used amount			143,841
Certification of payment on payables from foreign country
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank
Credit limit			12,028
Used amount			8,040
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Credit Agricole and others
Credit limit			1,317,245
Used amount			402,677
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Kookmin Bank and others
Credit limit | €				€ 48,122
Used amount | €				31,472
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Credit limit | ¥					¥ 481,785
Used amount | ¥					0
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit limit | ₩	₩ 127,606
Used amount | ₩	₩ 106,020
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	First Abu Dhabi Bank and others
Credit limit			1,092,590
Used amount			788,404
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Korea Development Bank and others
Credit limit | ¥					620,000
Used amount | ¥					¥ 620,000
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit limit | €				3,965
Used amount | €				3,965
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Credit limit | ₨						₨ 44,872
Used amount | ₨						0
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit limit | ر.س							ر.س 1,509
Used amount | ر.س							1,509
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit limit			5,200
Used amount			0
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Export-Import Bank of Korea
Credit limit | €				10,000
Used amount | €				€ 10,000
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Export-Import Bank of Korea
Credit limit | ₩	₩ 106,776
Used amount | ₩	₩ 75,900
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit limit			306,251
Used amount			282,224
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit limit								$ 21,597
Used amount								$ 20,027
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank and others
Credit limit | ₩	₩ 1,216,250
Used amount | ₩	₩ 300,936
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Export-Import Bank of Korea and others
Credit limit			733,318
Used amount			510,094
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Standard Chartered
Credit limit | د.إ									د.إ 50
Used amount | د.إ									د.إ 50
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Credit limit | ر.س							3,000
Used amount | ر.س							ر.س 3,000
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit limit | ₩	₩ 8,000
Used amount | ₩	₩ 667
Equity Bridge Loan Guarantee
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Kookmin Bank
Credit limit			135,000
Used amount			45,909
Equity Bridge Loan Guarantee
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit limit | ₨						0
Used amount | ₨						₨ 323,837
Equity Bridge Loan Guarantee
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Mizuho Bank and others
Credit limit			1,685,955
Used amount			1,141,788
Trade finance
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Export-Import Bank of Korea and others
Credit limit			970,000
Used amount			$ 0